SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

A segment is a distinguishable component of the business that is engaged in business activities from which we earn revenues and incur expenses whose operating results are regularly reviewed by the chief operating decision maker, and which are subject to risks and rewards that are different from those of other segments.

In 2018, we changed the way in which we measure our reportable segments. In prior years, we had measured our segments based on operating income, however, in 2018, management changed the measure to Segment EBITDA. The main driver of the change was the introduction of the FLNG business resulting from our acquisition of 50% of the Common Units of Hilli LLC. This led to a change in the information that management required to manage both the standalone segments and also our overall businesses.

Prior to 2018, we had reported two reportable segments, “FSRUs” and “LNG carriers”. Management determined that the risks and long term business prospects of our FLNG business differ from our other reporting segments. Our FLNG business meets the definition of an operating segment as it is a distinguishable component of the business whose operating results will be regularly reviewed by the chief operating decision maker. Management has concluded that we provide three distinct services and operate in the following three reportable segments: FSRUs, LNG carriers and FLNG.

•	LNG carriers are vessels that transport LNG and are compatible with many LNG loading and receiving terminals globally. Four of our vessels are LNG carriers;

•	FSRUs are vessels that are permanently located offshore to regasify LNG. Six of our vessels are FSRUs; and

•
FLNG is a vessel that is moored above an offshore natural gas field on a long-term basis. The vessel receives, liquefies and stores LNG at sea and transfers it to LNG carriers that berth while offshore.

The accounting policies applied to the segments are the same as those applied in the Consolidated Financial Statements, except that our equity in net earnings of affiliate is presented under the effective share of interest consolidation method for the segment reporting. In our consolidated financial statements, we report our share of the net earnings of Hilli LLC, including amortization of day one fair value adjustments, under the equity in the net earnings of affiliate financial statement line item, which amounted to $1.2 million for the year ended December 31, 2018.

There are no transactions between reportable segments. As a result of the change to our reportable segments, the segment information for the years ended December 31, 2017 and 2016 has been retrospectively restated.

	December 31, 2018
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment Reporting	Elimination(3)	Consolidated Reporting
Statement of operations:
Total operating revenues	294,889	51,761	49,754	—	396,404	(49,754)	346,650
Vessel operating expenses	(42,736)	(22,511)	(9,834)	—	(75,081)	9,834	(65,247)
Voyage and commission expenses	(7,138)	(4,084)	(434)	—	(11,656)	434	(11,222)
Administrative expenses(4)	(9,384)	(5,425)	(1,306)	—	(16,115)	1,306	(14,809)
Segment EBITDA	235,631	19,741	38,180	—	293,552	(38,180)	255,372
Balance sheet:
Total assets (5)	1,115,663	534,805	—	590,349	2,240,817		2,240,817
Investment in affiliate	—	—	206,180	—	206,180	—	206,180

Other segmental financial information:
Capital expenditure(5)	(28,307)	(13,894)	—	—	(42,201)	—	(42,201)

	December 31, 2017
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment and Consolidated Reporting
Statement of operations:
Total operating revenues	316,599	116,503	—	—	433,102
Vessel operating expenses	(47,960)	(20,318)	—	—	(68,278)
Voyage and commission expenses	(8,375)	(1,319)	—	—	(9,694)
Administrative expenses(4)	(10,029)	(5,181)	—	—	(15,210)
Segment EBITDA	250,235	89,685	—	—	339,920

Balance sheet:
Total assets (5)	1,149,595	545,225	—	732,551	2,427,371

Other segmental financial information:
Capital expenditure (5)	(11,226)	(11,215)	—	—	(22,441)

	December 31, 2016
(in thousands of $)	FSRU	LNG Carrier	FLNG(1)	Unallocated(2)	Total Segment and Consolidated Reporting
Statement of operations:
Total operating revenues	322,373	119,225	—	—	441,598
Vessel operating expenses	(43,884)	(16,002)	—	—	(59,886)
Voyage and commission expenses	(5,049)	(925)	—	—	(5,974)
Administrative expenses(4)	(5,773)	(2,827)	—	—	(8,600)
Segment EBITDA	267,667	99,471	—	—	367,138

Balance sheet:
Total assets (5)	1,206,186	557,682	—	488,840	2,252,708

Other segmental financial information:
Capital expenditure (5)	(344)	(5,026)	—	—	(5,370)

(1) Relates to the effective revenues, expenses and Segment EBITDA attributable to our 50% ownership of the Common Units of Hilli LLC (see note 10). The earnings attributable to our investment in Hilli LLC are reported in the equity in net earnings of affiliate on the consolidated income statement.
(2) Relates to assets not allocated to a segment, but included to reflect the total assets in the consolidated balance sheet.
(3) Eliminations reverse the effective earnings attributable to our 50% ownership of the Common Units of Hilli LLC.
(4) General and administrative expenses are allocated to the FSRU and LNG carrier segments based on the number of vessels while general and administrative expenses for FLNG relates to our effective share of expenses attributable to our 50% ownership of the Common Units of Hilli LLC.
(5) Total assets and capital expenditure by segment refers to our principal assets and capital expenditure relating to our vessels, respectively.

Revenues from external customers

During 2018, our FSRUs and LNG carriers operated under time charters with seven charterers, including, among others, Petrobras, PT Nusantara Regas (“PTNR”), the Hashemite Kingdom of Jordan (“Jordan”), Kuwait National Petroleum Company (“KNPC”) and Dubai Supply Authority (“DUSUP”).

For the years ended December 31, 2018, 2017 and 2016, revenues from each of the following customers accounted for over 10% of our total consolidated operating revenues:

(in thousands of $)	Segment	2018		2017		2016
PTNR	FSRU	68,474	17%	72,495	17%	67,774	15%
Petrobras	FSRU	63,098	16%	94,588	22%	103,368	23%
Jordan	FSRU	57,337	14%	57,144	13%	57,112	13%
DUSUP	FSRU	56,823	14%	44,726	10%	46,465	11%
KNPC	FSRU	48,093	12%	47,646	11%	47,654	11%

Geographical data

The following geographical data presents our consolidated reporting information: revenues from customers and fixed assets with respect only to our FSRUs, while operating under long-term charters, at specific locations. LNG carriers operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries:

Revenues (in thousands of $)	2018	2017	2016
Indonesia	68,474	72,495	67,774
Brazil	63,098	94,588	103,368
Jordan	57,337	57,144	57,112
United Arab Emirates	56,823	44,726	46,465
Kuwait	48,093	47,645	47,654

Fixed assets (in thousands of $)	2018	2017
Jordan	261,163	269,846
Kuwait	258,942	259,310
Brazil	214,018	223,900
Indonesia	163,230	177,205
United Arab Emirates	—	108,776